Short-Term Investments - Additional Information (Detail)	12 Months Ended
Sep. 30, 2016 USD ($)
Schedule of Investments [Line Items]
Other than temporary impairment losses, investments	$ 0
Minimum
Schedule of Investments [Line Items]
Short term investments, maturity period	P15D
Investment, interest range	3.62%
Maximum
Schedule of Investments [Line Items]
Short term investments, maturity period	P59D
Investment, interest range	3.75%